Finance Cost - Net - Summary of Net Finance (Cost) Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income Expense [Abstract]
Interest income from cash equivalents	$ 973,778	$ 1,086,019	$ 1,094,923
Interest on recovered taxes	9,652	2,997	43,655
Gain in interest hedge	12,493	170,426	253,991
Other	29,396	29,829	10,395
Total finance income	1,025,319	1,289,271	1,402,964
Interest cost from bank loans	(654,422)	(786,038)	(679,027)
Other financing costs	(87,610)	(85,413)	(70,478)
Interest cost for debt securities	(3,716,303)	(3,232,972)	(2,689,771)
Total finance cost	(4,458,335)	(4,104,423)	(3,439,276)
Exchange gain	1,044,244	1,636,929	2,077,806
Exchange loss	(1,077,505)	(1,756,680)	(2,418,517)
Exchange (loss) - Net	(33,261)	(119,751)	(340,711)
Finance cost - Net	$ (3,466,277)	$ (2,934,903)	$ (2,377,023)